Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 86,837	$ 95,977
Gross fixed assets write down	58,293	65,054
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	18,800	19,300
Property and plant under capital lease arrangement, net book value	10,600	11,700
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	41,153	$ 46,779
Gross fixed assets write down	$ 7,000